NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Communications - 3.6%
Internet Media & Services - 1.1%
Zillow Group, Inc. - Class A (a)	12,330	$ 1,005,265

Telecommunications - 2.5%
PLDT, Inc. - ADR	29,216	648,303
Telefónica S.A. - ADR	353,530	1,587,350
		2,235,653
Consumer Discretionary - 6.8%
Automotive - 0.9%
BorgWarner, Inc.	23,950	821,964

Consumer Services - 3.4%
Stride, Inc. (a)	28,728	3,070,161

Home & Office Products - 0.8%
Steelcase, Inc. - Class A	54,632	735,893

Retail - Discretionary - 1.7%
Cloudflare, Inc. - Class A (a)	15,308	1,528,198

Consumer Staples - 6.1%
Beverages - 1.0%
Vita Coco Company, Inc. (The) (a)	23,677	841,481

Food - 3.1%
Danone S.A. - ADR	159,990	2,195,063
Hain Celestial Group, Inc. (The) (a)	70,779	585,342
		2,780,405
Household Products - 0.5%
e.l.f. Beauty, Inc. (a)	3,624	469,380

Retail - Consumer Staples - 1.5%
Natural Grocers by Vitamin Cottage, Inc.	28,941	1,361,674

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.0% (Continued)	Shares	Value
Energy - 4.2%
Renewable Energy - 4.2%
Brookfield Renewable Corporation - Class A	31,868	$ 1,017,227
First Solar, Inc. (a)	8,841	1,761,746
Sunrun, Inc. (a)	30,683	353,775
Vestas Wind Systems A/S - ADR (a)	124,744	641,184
		3,773,932
Financials - 5.0%
Asset Management - 1.8%
Sanlam Ltd. - ADR	166,190	1,653,590

Banking - 3.2%
Amalgamated Financial Corporation	79,716	2,840,281

Health Care - 13.2%
Biotech & Pharma - 9.7%
Daiichi Sankyo Company Ltd. - ADR	36,209	1,149,636
GeneDx Holdings Corporation (a)	7,339	575,304
Gilead Sciences, Inc.	27,847	2,578,075
Organon & Company	77,605	1,231,592
Vertex Pharmaceuticals, Inc. (a)	6,855	3,209,031
		8,743,638
Medical Equipment & Devices - 3.5%
Hologic, Inc. (a)	20,702	1,645,809
Thermo Fisher Scientific, Inc.	2,922	1,547,579
		3,193,388
Industrials - 15.8%
Commercial Support Services - 1.5%
AMN Healthcare Services, Inc. (a)	15,460	402,424
Radius Recycling, Inc.	47,463	940,716
		1,343,140
Electrical Equipment - 3.5%
NEXTracker, Inc. - Class A (a)	18,134	691,993
Schneider Electric SE - ADR	47,700	2,459,889
		3,151,882
Engineering & Construction - 7.0%
AECOM	25,785	3,016,072

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.0% (Continued)	Shares	Value
Industrials - 15.8% (Continued)
Engineering & Construction - 7.0% (Continued)
Stantec, Inc.	37,951	$ 3,302,496
		6,318,568
Machinery - 3.8%
Mueller Water Products, Inc. - Series A	47,213	1,182,214
Xylem, Inc.	17,546	2,223,955
		3,406,169
Materials - 5.8%
Construction Materials - 3.1%
Carlisle Companies, Inc.	6,111	2,790,894

Containers & Packaging - 1.3%
Brambles Ltd. - ADR	47,962	1,197,131

Forestry, Paper & Wood Products - 1.4%
Sylvamo Corporation	13,365	1,233,456

Real Estate - 5.7%
Real Estate Owners & Developers - 0.4%
City Developments Ltd. - ADR	102,422	399,446

REITs - 5.3%
HA Sustainable Infrastructure Capital, Inc.	41,927	1,314,831
Iron Mountain, Inc.	27,920	3,452,866
		4,767,697
Technology - 27.1%
Semiconductors - 6.0%
Advanced Micro Devices, Inc. (a)	8,345	1,144,725
STMicroelectronics N.V.	30,006	765,153
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	18,559	3,427,105
		5,336,983
Software - 11.6%
Autodesk, Inc. (a)	2,826	824,910
Duolingo, Inc. (a)	4,257	1,482,585
Fortinet, Inc. (a)	27,084	2,574,334
Palo Alto Networks, Inc. (a)	6,886	2,670,529

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.0% (Continued)	Shares	Value
Technology - 27.1% (Continued)
Software - 11.6% (Continued)
SAP SE - ADR	12,249	$ 2,910,362
		10,462,720
Technology Hardware - 2.1%
Apple, Inc.	8,044	1,909,083

Technology Services - 7.4%
International Business Machines Corporation	14,443	3,284,482
Toast Inc. - Class A (a)	32,666	1,422,278
Wolters Kluwer N.V. - ADR	11,790	1,967,020
		6,673,780
Utilities - 0.7%
Gas & Water Utilities - 0.7%
California Water Service Group	13,134	672,329

Total Common Stocks (Cost $64,902,431)		$ 84,718,181

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.0%	Shares	Value
First American Government Obligations Fund - Class X, 4.56% (b)	4,283,226	$ 4,283,226
First American Treasury Obligations Fund - Class X, 4.55% (b)	1,116,613	1,116,613
Total Money Market Funds (Cost $5,399,839)		$ 5,399,839

Investments at Value - 100.0% (Cost $70,302,270)		$ 90,118,020

Other Assets in Excess of Liabilities - 0.0% (c)		15,932

Net Assets - 100.0%		$ 90,133,952

A/S	- Aktieselskab
ADR	- American Depositary Receipt
N.V.	- Naamloze Vennootschap
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2024.
(c)	Percentage rounds to less than 0.1%.